Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash dividends (in dollars per share)	$ 0.06	$ 0.24
Adjustment from transfer of mortgage servicing rights from amortized to fair value method, net of tax		$ 23
Net change during the period, net of deferred taxes	$ 355	$ 641